Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2014
Retail | Fidelity Freedom Index 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fast_SupplementTextBlock	Supplement to the
Fidelity Freedom® Index Funds -
Class W
May 30, 2014
Prospectus

Fidelity Freedom Index 2000 Fund - Class W merged into Fidelity Freedom Index Income Fund - Class W on July 25, 2014. References to Fidelity Freedom Index 2000 Fund - Class W throughout this prospectus are no longer applicable.

Class W of each fund has been renamed as noted below. All references to Class W in the prospectus are updated to reflect this change.

Fidelity Freedom Index Income Fund
Class/Ticker
Fidelity Freedom Index Income Fund/FIKFX
Fidelity Freedom Index 2005 Fund
Class/Ticker
Fidelity Freedom Index 2005 Fund/FJIFX
Fidelity Freedom Index 2010 Fund
Class/Ticker
Fidelity Freedom Index 2010 Fund/FKIFX
Fidelity Freedom Index 2015 Fund
Class/Ticker
Fidelity Freedom Index 2015 Fund/FLIFX
Fidelity Freedom Index 2020 Fund
Class/Ticker
Fidelity Freedom Index 2020 Fund/FPIFX
Fidelity Freedom Index 2025 Fund
Class/Ticker
Fidelity Freedom Index 2025 Fund/FQIFX
Fidelity Freedom Index 2030 Fund
Class/Ticker
Fidelity Freedom Index 2030 Fund/FXIFX
Fidelity Freedom Index 2035 Fund
Class/Ticker
Fidelity Freedom Index 2035 Fund/FIHFX
Fidelity Freedom Index 2040 Fund
Class/Ticker
Fidelity Freedom Index 2040 Fund/FBIFX
Fidelity Freedom Index 2045 Fund
Class/Ticker
Fidelity Freedom Index 2045 Fund/FIOFX
Fidelity Freedom Index 2050 Fund
Class/Ticker
Fidelity Freedom Index 2050 Fund/FIPFX
Fidelity Freedom Index 2055 Fund
Class/Ticker
Fidelity Freedom Index 2055 Fund/FDEWX

Footnote B and the hypothetical expense table in each "Fund Summary - Fee Table" section of the Prospectus are updated as follows:

Fee Table

* * *

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

* * *

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

* * *

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Fidelity Freedom Index Income Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2005 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2010 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2015 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 108
10 years	$ 279

Fidelity Freedom Index 2020 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 108
10 years	$ 279

Fidelity Freedom Index 2025 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2030 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2035 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2040 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2045 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2050 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2055 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297